Derivative Financial Instruments - Additional Information (Detail) - 12 months ended Dec. 31, 2016 CAD in Millions, $ in Millions	CAD	USD ($)
Disclosure of detailed information about financial instruments [line items]
Realized loss on cash flow hedge	CAD (10.2)
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency forward contract agreements value | $		$ 773.0
Value of foreign currency forward contract purchased	1,009.0
Realized loss on cash flow hedge	CAD (10.2)
Forward contract [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative fixed rate	1.3236
Forward contract [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative fixed rate	1.28655